Operating assets and liabilities - Provisions and contingent liabilities - Narrative (Details) - Subsequent Event - Product liability lawsuits	Jan. 24, 2019 plaintiff
Disclosure of contingent liabilities [line items]
Number of plaintiffs	290
Number of plaintiffs also named other defendants	187